1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Stock-Based Compensation Expense	$ 416,481	$ 607,946
Weighted average number of common shares outstanding – basic and diluted	5,594,447	3,881,179
Basic and diluted loss per common share	$ (1.22)	$ (3.44)
Vesting of Stock Options
Stock-Based Compensation Expense	$ 416,481	$ 541,588
Incremental fair value of option modifications
Stock-Based Compensation Expense	0	1,914
Vesting expense associated with Restricted Stock Grant
Stock-Based Compensation Expense	$ 0	$ 64,444
Share-based Compensation [Member]
Basic and diluted loss per common share	$ (.07)	$ (.16)